INCOME TAX (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at statutory rate	$ (6,630)			$ (248,500)
Permanent differences				87,700
Change in valuation allowance	$ 6,630			$ 160,800
Income tax benefit